SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
122 E. 42nd Street, Suite 1900, New York, NY 10017

DIRECTORS AND OFFICERS

DONALD A. STEWART, Chairman and Director

C. JAMES PRIEUR, Vice Chairman and Director

JAMES A. McNULTY, III, President and Director

S. CAESAR RABOY, Director

RICHARD B. BAILEY, Director

DAVID D. HORN, Director

JOHN G. IRELAND, Director

GREGORY W. GEE, Director

DONALD B. HENDERSON, JR., Director

ANGUS A. MacNAUGHTON, Director

PETER R. O'FLINN, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

FREDERICK B. WHITTEMORE, Director

WILLIAM W. STINSON, Director

PETER F. DEMUTH, Vice President and
  Chief Counsel and Assistant Secretary

ELLEN B. KING, Counsel and Secretary

ROBERT P. VROLYK, Vice President and
  Actuary

DAVEY S. SCOON, Vice President, Finance,
  Controller and Treasurer
RONALD J. FERNANDES, Vice President,
  Retirement Products and Services
JAMES M.A. ANDERSON, Vice President,   Investments

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, MA 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

                                     [LOGO]

                                               SEMI-ANNUAL REPORT, JUNE 30, 2000

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY

                              SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

RENY3-8/00 7M

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                                     UNIT VALUE               PERCENTAGE
                                                         ----------------------------------     CHANGE
                                                         DECEMBER 31, 1999   JUNE 30, 2000   IN UNIT VALUE
                                                         ------------------  --------------  -------------
  REGATTA - NY CONTRACTS:
    Capital Appreciation Series........................       $34.0262          $35.9148          5.55%
    Massachusetts Investors Trust Series...............        27.8818           27.8873          0.02
    Government Securities Series.......................        12.9237           13.3782          3.52
    High Yield Series..................................        15.6326           15.5434         (0.57)
    Managed Sectors Series.............................        39.8571           36.7889         (7.70)
    Money Market Series................................        12.3026           12.5575          2.07
    Total Return Series................................        19.1850           19.5925          2.12
    Utilities Series...................................        29.4815           30.4431          3.26
    Global Governments Series..........................        13.0332           12.8484         (1.42)
    Global Growth Series...............................        25.9348           25.5555         (1.46)
  REGATTA GOLD - NY CONTRACTS:
    Bond Series........................................       $ 9.8200          $10.0605          2.45%
    Capital Appreciation Series........................        22.6198           23.8753          5.55
    Capital Opportunities Series.......................        19.7776           21.2072          7.23
    Massachusetts Investors Trust Series...............        18.8640           18.8677          0.02
    Emerging Growth Series.............................        29.0322           28.3571         (2.33)
    Equity Income Series...............................         9.8814           10.5126          6.39
    MFS/Foreign & Colonial Emerging Markets Equity
     Series............................................         9.0591            8.5565         (5.55)
    International Growth Series........................        12.5550           15.3336         22.13
    International Growth and Income Series.............        14.8716           12.5939        (15.32)
    Government Securities Series.......................        11.3761           11.7762          3.52
    High Yield Series..................................        12.3601           12.2896         (0.57)
    Managed Sectors Series.............................        28.4991           26.3052         (7.70)
    Massachusetts Investors Growth Stock Series........        12.5684           12.9452          3.00
    Money Market Series................................        11.2115           11.4437          2.07
    New Discovery Series...............................        16.0007           17.5067          9.41
    Research Equity Series.............................        19.7914           20.9440          5.82
    Research Growth and Income Series..................        13.7803           13.8670          0.63
    Strategic Growth Series............................        10.0000*          10.2587          2.59
    Total Return Series................................        14.4646           14.7719          2.12
    Utilities Series...................................        21.9857           22.7028          3.26
    Global Asset Allocation Series.....................        14.2950           14.5794          1.99
    Global Governments Series..........................        10.6699           10.5185         (1.42)
    Global Growth Series...............................        22.0864           21.7633         (1.46)
    Global Total Return Series.........................        14.8545           15.0974          1.64
    Research International Series......................        13.3890           13.4499          0.45
    Strategic Income Series............................        10.1388           10.2421          1.02

*Reflects unit value on date of commencement of operations.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION
 -- June 30, 2000

 ASSETS:                                               Shares        Cost         Value
 Investments in MFS/Sun Life Series Trust:           ----------  ------------  ------------
     Bond Series (BDS).............................       6,896  $     70,341  $     70,411
     Capital Appreciation Series (CAS).............   1,384,852    58,029,322    69,034,805
     Capital Opportunities Series (COS)............     427,472     8,539,246    10,047,998
     Massachusetts Investors Trust Series (MIT)....   2,248,286    75,404,229    79,448,982
     Emerging Growth Series (EGS)..................   1,405,048    36,431,712    50,066,925
     Equity Income Series (EIS)....................      31,894       364,686       379,113
     MFS/Foreign & Colonial Emerging Markets Equity
      Series (FCE).................................      17,010       181,784       184,746
     International Growth Series (FCG).............     259,077     3,181,690     3,625,169
     International Growth and Income Series
      (FCI)........................................      96,821     1,125,456     1,255,921
     Government Securities Series (GSS)............   1,085,811    13,874,438    13,231,703
     High Yield Series (HYS).......................   1,854,993    16,935,299    15,196,617
     Managed Sectors Series (MSS)..................     629,608    22,093,881    24,648,575
     Massachusetts Investors Growth Stock Series
      (MIS)........................................     448,868     6,767,006     7,193,373
     Money Market Series (MMS).....................  12,292,589    12,292,589    12,292,589
     New Discovery Series (NWD)....................     141,560     2,280,557     2,483,263
     Research Series (RES).........................   1,818,701    39,187,049    47,800,443
     Research Growth and Income Series (RGS).......     277,186     3,657,640     3,982,340
     Strategic Growth Series (SGS).................         785         9,989        10,260
     Total Return Series (TRS).....................   2,973,372    56,642,032    51,558,111
     Utilities Series (UTS)........................     966,574    16,733,180    18,477,338
     Global Asset Allocation Series (GAA)..........     232,066     3,389,720     3,650,120
     Global Governments Series (GGS)...............     356,014     3,839,045     3,472,753
     Global Growth Series (GGR)....................     984,737    16,829,587    20,778,221
     Global Total Return Series (GTR)..............     296,831     4,562,665     4,673,785
     Research International Series (RSS)...........      52,198       711,528       728,505
     Strategic Income Series (SIS).................      29,765       299,984       297,141
                                                                 ------------  ------------
                                                                 $403,434,655  $444,589,207
                                                                 ============
 LIABILITY:
     Payable to sponsor............................                                (114,902)
                                                                               ------------
         Net Assets................................                            $444,474,305
                                                                               ============

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION
 -- June 30, 2000 -- continued

 NET ASSETS:
                                           Applicable to Owners of
                                          Deferred Variable Annuity
                                                  Contracts               Reserve
                                      ---------------------------------     for
                                                   Unit                   Variable
                                        Units     Value       Value      Annuities      Total
                                      ---------  --------  ------------  ----------  ------------
 Regatta-NY Contracts:
     CAS............................    916,209  $35.9148  $ 32,897,840  $  132,348  $ 33,030,188
     MIT............................    727,815   27.8873    20,294,720     151,477    20,446,197
     GSS............................    558,505   13.3782     7,471,548      67,936     7,539,484
     HYS............................    230,302   15.5434     3,593,941       9,326     3,603,267
     MSS............................    291,687   36.7889    10,730,863      --        10,730,863
     MMS............................    501,894   12.5575     6,297,217     126,556     6,423,773
     TRS............................  1,122,262   19.5925    21,984,039     569,849    22,553,888
     UTS............................     97,812   30.4431     2,978,645      75,477     3,054,122
     GGS............................    191,244   12.8484     2,460,010      --         2,460,010
     GGR............................    352,312   25.5555     9,004,677      66,877     9,071,554
                                                           ------------  ----------  ------------
                                                           $117,713,500  $1,199,846  $118,913,346
                                                           ------------  ----------  ------------
 Regatta Gold-NY Contracts:
     BDS............................      6,997  $10.0605  $     70,411  $   --      $     70,411
     CAS............................  1,506,912   23.8753    35,979,043       8,829    35,987,872
     COS............................    473,881   21.2072    10,047,998      --        10,047,998
     MIT............................  3,093,200   18.8677    58,361,499     608,775    58,970,274
     EGS............................  1,758,651   28.3571    49,869,087     195,836    50,064,923
     EIS............................     36,058   10.5126       379,113      --           379,113
     FCE............................     21,579    8.5565       184,746      --           184,746
     FCG............................    233,293   15.3336     3,577,271      48,486     3,625,757
     FCI............................     98,848   12.5939     1,244,934      11,425     1,256,359
     GSS............................    482,476   11.7762     5,680,612       8,955     5,689,567
     HYS............................    938,264   12.2896    11,538,832      63,003    11,601,835
     MSS............................    525,887   26.3052    13,833,711      85,178    13,918,889
     MIS............................    540,329   12.9452     6,993,824     196,554     7,190,378
     MMS............................    512,327   11.4437     5,865,357      --         5,865,357
     NWD............................    138,953   17.5067     2,432,779      48,902     2,481,681
     RES............................  2,281,224   20.9440    47,779,004      22,279    47,801,283
     RGS............................    285,233   13.8670     3,965,135      17,879     3,983,014
     SGS............................      1,000   10.2587        10,260      --            10,260
     TRS............................  1,925,248   14.7719    28,429,027     515,513    28,944,540
     UTS............................    674,417   22.7028    15,333,454      86,644    15,420,098
     GAA............................    250,050   14.5794     3,650,120      --         3,650,120
     GGS............................     96,203   10.5185     1,012,441      --         1,012,441
     GGR............................    537,338   21.7633    11,695,458       8,346    11,703,804
     GTR............................    305,929   15.0974     4,618,887      55,706     4,674,593
     RSS............................     54,162   13.4499       728,505      --           728,505
     SIS............................     29,011   10.2421       297,141      --           297,141
                                                           ------------  ----------  ------------
                                                           $323,578,649  $1,982,310  $325,560,959
                                                           ------------  ----------  ------------
         Net Assets......................................  $441,292,149  $3,182,156  $444,474,305
                                                           ============  ==========  ============

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS
 -- Six Months Ended June 30, 2000

                                               BDS           CAS           COS          MIT          EGS
                                           Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                           -----------  -------------  -----------  -----------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $  1,086     $ 8,562,279   $1,035,026   $ 5,939,220  $  4,973,543
   Mortality and expense risk charges....       (172)       (417,341)     (58,155)     (488,870)     (321,861)
   Administrative charges................        (21)        (50,081)      (6,979)      (58,664)      (38,623)
                                            --------     -----------   ----------   -----------  ------------
       Net investment income (loss)......   $    893     $ 8,094,857   $  969,892   $ 5,391,686  $  4,613,059
                                            --------     -----------   ----------   -----------  ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 65,791     $ 8,793,581   $1,282,424   $ 8,799,052  $  8,079,609
     Cost of investments sold............    (65,665)     (6,181,279)    (813,242)   (7,403,919)   (3,470,648)
                                            --------     -----------   ----------   -----------  ------------
       Net realized gains (losses).......   $    126     $ 2,612,302   $  469,182   $ 1,395,133  $  4,608,961
                                            --------     -----------   ----------   -----------  ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $     70     $11,005,483   $1,508,752   $ 4,044,753  $ 13,635,213
     Beginning of period.................         36      18,216,011    2,373,799    10,957,132    24,375,559
                                            --------     -----------   ----------   -----------  ------------
       Change in unrealized appreciation
        (depreciation)...................   $     34     $(7,210,528)  $ (865,047)  $(6,912,379) $(10,740,346)
                                            --------     -----------   ----------   -----------  ------------
         Realized and unrealized gains
          (losses).......................   $    160     $(4,598,226)  $ (395,865)  $(5,517,246) $ (6,131,385)
                                            --------     -----------   ----------   -----------  ------------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................   $  1,053     $ 3,496,631   $  574,027   $  (125,560) $ (1,518,326)
                                            ========     ===========   ==========   ===========  ============

                                               EIS          FCE          FCG          FCI          GSS
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $   3,461    $      23    $ 343,495    $ 21,822    $   808,721
   Mortality and expense risk charges....      (1,847)      (1,520)     (21,228)     (6,139)       (84,937)
   Administrative charges................        (222)        (182)      (2,547)       (737)       (10,192)
                                            ---------    ---------    ---------    --------    -----------
       Net investment income (loss)......   $   1,392    $  (1,679)   $ 319,720    $ 14,946    $   713,592
                                            ---------    ---------    ---------    --------    -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 170,144    $ 265,399    $ 343,854    $ 75,690    $ 2,963,445
     Cost of investments sold............    (161,012)    (220,975)    (260,923)    (60,647)    (3,013,282)
                                            ---------    ---------    ---------    --------    -----------
       Net realized gains (losses).......   $   9,132    $  44,424    $  82,931    $ 15,043    $   (49,837)
                                            ---------    ---------    ---------    --------    -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $  14,427    $   2,962    $ 443,479    $130,465    $  (642,735)
     Beginning of period.................       1,892       60,846      743,681     139,979       (468,481)
                                            ---------    ---------    ---------    --------    -----------
       Change in unrealized appreciation
        (depreciation)...................   $  12,535    $ (57,884)   $(300,202)   $ (9,514)   $  (174,254)
                                            ---------    ---------    ---------    --------    -----------
         Realized and unrealized gains
          (losses).......................   $  21,667    $ (13,460)   $(217,271)   $  5,529    $  (224,091)
                                            ---------    ---------    ---------    --------    -----------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................   $  23,059    $ (15,139)   $ 102,449    $ 20,475    $   489,501
                                            =========    =========    =========    ========    ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS
 -- Six Months Ended June 30, 2000 -- continued

                                               HYS           MSS           MIS          MMS           NWD
                                           Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                           -----------  -------------  -----------  ------------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $1,416,461    $ 4,725,617    $ 261,105   $    382,133   $ 127,103
   Mortality and expense risk charges....     (95,611)      (162,415)     (33,718)       (85,821)    (11,192)
   Administrative charges................     (11,473)       (19,490)      (4,046)       (10,299)     (1,343)
                                           -----------   -----------    ---------   ------------   ---------
       Net investment income (loss)......  $1,309,377    $ 4,543,712    $ 223,341   $    286,013   $ 114,568
                                           -----------   -----------    ---------   ------------   ---------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $2,258,128    $ 3,563,064    $ 304,353   $ 22,370,358   $ 288,722
     Cost of investments sold............  (2,449,285)    (2,189,793)    (236,168)   (22,370,358)   (172,638)
                                           -----------   -----------    ---------   ------------   ---------
       Net realized gains (losses).......  $ (191,157)   $ 1,373,271    $  68,185   $    --        $ 116,084
                                           -----------   -----------    ---------   ------------   ---------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $(1,738,682)  $ 2,554,694    $ 426,367   $    --        $ 202,706
     Beginning of period.................    (534,885)    11,084,433      576,430        --          330,852
                                           -----------   -----------    ---------   ------------   ---------
       Change in unrealized appreciation
        (depreciation)...................  $(1,203,797)  $(8,529,739)   $(150,063)  $    --        $(128,146)
                                           -----------   -----------    ---------   ------------   ---------
         Realized and unrealized gains
          (losses).......................  $(1,394,954)  $(7,156,468)   $ (81,878)  $    --        $ (12,062)
                                           -----------   -----------    ---------   ------------   ---------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................  $  (85,577)   $(2,612,756)   $ 141,463   $    286,013   $ 102,506
                                           ===========   ===========    =========   ============   =========

                                               RES          RGS           SGS             TRS           UTS
                                           Sub-Account  Sub-Account  Sub-Account(a)   Sub-Account   Sub-Account
                                           -----------  -----------  --------------  -------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 4,941,583   $ 68,786        $--          $ 5,249,851   $ 1,812,433
   Mortality and expense risk charges....     (289,450)   (23,628)           (10)        (317,309)     (111,712)
   Administrative charges................      (34,734)    (2,835)            (1)         (38,077)      (13,405)
                                           -----------   --------        -------      -----------   -----------
       Net investment income (loss)......  $ 4,617,399   $ 42,323        $   (11)     $ 4,894,465   $ 1,687,316
                                           -----------   --------        -------      -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 2,951,752   $415,155        $ 8,894      $ 8,008,227   $   804,464
     Cost of investments sold............   (1,952,904)  (363,574)        (8,825)      (8,518,948)     (576,560)
                                           -----------   --------        -------      -----------   -----------
       Net realized gains (losses).......  $   998,848   $ 51,581        $    69      $  (510,721)  $   227,904
                                           -----------   --------        -------      -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $ 8,613,394   $324,700        $   271      $(5,083,921)  $ 1,744,158
     Beginning of period.................   11,588,184    389,342        --            (1,590,588)    3,151,974
                                           -----------   --------        -------      -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................  $(2,974,790)  $(64,642)       $   271      $(3,493,333)  $(1,407,816)
                                           -----------   --------        -------      -----------   -----------
         Realized and unrealized gains
          (losses).......................  $(1,975,942)  $(13,061)       $   340      $(4,004,054)  $(1,179,912)
                                           -----------   --------        -------      -----------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................  $ 2,641,457   $ 29,262        $   329      $   890,411   $   507,404
                                           ===========   ========        =======      ===========   ===========

(a) For the period January 1, 2000 (commencement of operations) through June 30, 2000.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS
 -- Six Months Ended June 30, 2000 -- continued

                                               GAA          GGS          GGR          GTR          RSS          SIS
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $ 190,962    $ 143,740   $3,050,314    $ 339,408    $  35,444     $10,310
   Mortality and expense risk charges....     (22,455)     (21,983)    (127,530)     (27,723)      (3,605)     (1,538)
   Administrative charges................      (2,695)      (2,638)     (15,304)      (3,327)        (433)       (185)
                                            ---------    ---------   -----------   ---------    ---------     -------
       Net investment income (loss)......   $ 165,812    $ 119,119   $2,907,480    $ 308,358    $  31,406     $ 8,587
                                            ---------    ---------   -----------   ---------    ---------     -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 256,693    $ 630,230   $1,200,597    $ 273,176    $ 191,040     $ 2,049
     Cost of investments sold............    (230,550)    (739,572)    (690,273)    (250,951)    (162,587)     (2,055)
                                            ---------    ---------   -----------   ---------    ---------     -------
       Net realized gains (losses).......   $  26,143    $(109,342)  $  510,324    $  22,225    $  28,453     $    (6)
                                            ---------    ---------   -----------   ---------    ---------     -------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $ 260,400    $(366,292)  $3,948,634    $ 111,120    $  16,977     $(2,843)
     Beginning of period.................     387,442     (311,489)   7,697,264      369,215       60,637       3,024
                                            ---------    ---------   -----------   ---------    ---------     -------
       Change in unrealized appreciation
        (depreciation)...................   $(127,042)   $ (54,803)  $(3,748,630)  $(258,095)   $ (43,660)    $(5,867)
                                            ---------    ---------   -----------   ---------    ---------     -------
         Realized and unrealized gains
          (losses).......................   $(100,899)   $(164,145)  $(3,238,306)  $(235,870)   $ (15,207)    $(5,873)
                                            ---------    ---------   -----------   ---------    ---------     -------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................   $  64,913    $ (45,026)  $ (330,826)   $  72,488    $  16,199     $ 2,714
                                            =========    =========   ===========   =========    =========     =======

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                     BDS                        CAS                        COS
                                                 Sub-Account                Sub-Account                Sub-Account
                                          -------------------------- -------------------------- --------------------------
                                              Six                        Six                        Six
                                          Months Ended  Year Ended   Months Ended  Year Ended   Months Ended  Year Ended
                                            June 30,   December 31,    June 30,   December 31,    June 30,   December 31,
                                              2000        1999(a)        2000         1999          2000         1999
                                          ------------ ------------- ------------ ------------- ------------ -------------
 OPERATIONS:
   Net investment income (loss)..........   $   893       $  (218)   $ 8,094,857   $ 5,062,542  $   969,892    $   30,887
   Net realized gains (losses)...........       126          (547)     2,612,302     2,123,016      469,182       121,135
   Net unrealized gains (losses).........        34            36     (7,210,528)    8,929,307     (865,047)    2,048,125
                                            -------       -------    -----------   -----------  -----------    ----------
       Increase (Decrease) in net assets
        from operations..................   $ 1,053       $  (729)   $ 3,496,631   $16,114,865  $   574,027    $2,200,147
                                            -------       -------    -----------   -----------  -----------    ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $38,711       $16,159    $ 1,156,067   $ 3,420,550  $   474,851    $  843,965
     Net transfers between Sub-Accounts
      and Fixed Account..................     7,733         7,594     (1,147,490)      855,474      857,348     2,140,661
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................      (105)           (5)    (3,131,735)   (2,622,533)    (237,993)     (134,822)
                                            -------       -------    -----------   -----------  -----------    ----------
       Net accumulation activity.........   $46,339       $23,748    $(3,123,158)  $ 1,653,491  $ 1,094,206    $2,849,804
                                            -------       -------    -----------   -----------  -----------    ----------
   Annuitization Activity:
     Annuitizations......................   $--           $--        $     9,269   $   --       $   --         $  --
     Annuity payments and account fees...    --            --            (19,200)      (34,018)     --            --
     Adjustments to annuity reserve......    --            --               (744)       (3,331)     --            --
                                            -------       -------    -----------   -----------  -----------    ----------
       Net annuitization activity........   $--           $--        $   (10,675)  $   (37,349) $   --         $  --
                                            -------       -------    -----------   -----------  -----------    ----------
   Increase (Decrease) in net assets from
    contract owner transactions..........   $46,339       $23,748    $(3,133,833)  $ 1,616,142  $ 1,094,206    $2,849,804
                                            -------       -------    -----------   -----------  -----------    ----------
     Increase (Decrease) in net assets...   $47,392       $23,019    $   362,798   $17,731,007  $ 1,668,233    $5,049,951
 NET ASSETS:
   Beginning of period...................    23,019        --         68,655,262    50,924,255    8,379,765     3,329,814
                                            -------       -------    -----------   -----------  -----------    ----------
   End of period.........................   $70,411       $23,019    $69,018,060   $68,655,262  $10,047,998    $8,379,765
                                            =======       =======    ===========   ===========  ===========    ==========

(a) For the period May 27, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                     MIT                        EGS                        EIS
                                                 Sub-Account                Sub-Account                Sub-Account
                                          -------------------------- -------------------------- --------------------------
                                              Six                        Six                        Six
                                          Months Ended  Year Ended   Months Ended  Year Ended   Months Ended  Year Ended
                                            June 30,   December 31,    June 30,   December 31,    June 30,   December 31,
                                              2000         1999          2000         1999          2000        1999(b)
                                          ------------ ------------- ------------ ------------- ------------ -------------
 OPERATIONS:
   Net investment income (loss).......... $ 5,391,686   $ 4,890,263  $ 4,613,059   $    18,486    $  1,392      $ (1,118)
   Net realized gains (losses)...........   1,395,133     2,460,538    4,608,961     1,609,849       9,132           (25)
   Net unrealized gains (losses).........  (6,912,379)   (3,031,771) (10,740,346)   18,929,458      12,535         1,892
                                          -----------   -----------  -----------   -----------    --------      --------
       Increase (Decrease) in net assets
        from operations.................. $  (125,560)  $ 4,319,030  $(1,518,326)  $20,557,793    $ 23,059      $    749
                                          -----------   -----------  -----------   -----------    --------      --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.......... $ 1,449,621   $ 6,834,904  $ 1,318,315   $ 2,616,690    $ 24,843      $151,100
     Net transfers between Sub-Accounts
      and Fixed Account..................  (3,115,923)    2,960,318    6,144,613     1,809,663     104,129        83,765
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................  (2,839,531)   (3,220,067)  (4,686,937)   (1,197,519)     (8,230)         (302)
                                          -----------   -----------  -----------   -----------    --------      --------
       Net accumulation activity......... $(4,505,833)  $ 6,575,155  $ 2,775,991   $ 3,228,834    $120,742      $234,563
                                          -----------   -----------  -----------   -----------    --------      --------
   Annuitization Activity:
     Annuitizations...................... $    67,578   $   304,547  $    52,612   $   157,333    $ --          $--
     Annuity payments and account fees...     (43,892)      (45,178)      (9,598)         (391)     --           --
     Adjustments to annuity reserve......      (4,935)       (5,651)      (2,562)          560      --           --
                                          -----------   -----------  -----------   -----------    --------      --------
       Net annuitization activity........ $    18,751   $   253,718  $    40,452   $   157,502    $ --          $--
                                          -----------   -----------  -----------   -----------    --------      --------
   Increase (Decrease) in net assets from
    contract owner transactions.......... $(4,487,082)  $ 6,828,873  $ 2,816,443   $ 3,386,336    $120,742      $234,563
                                          -----------   -----------  -----------   -----------    --------      --------
     Increase (Decrease) in net assets... $(4,612,642)  $11,147,903  $ 1,298,117   $23,944,129    $143,801      $235,312
 NET ASSETS:
   Beginning of period...................  84,029,113    72,881,210   48,766,806    24,822,677     235,312       --
                                          -----------   -----------  -----------   -----------    --------      --------
   End of period......................... $79,416,471   $84,029,113  $50,064,923   $48,766,806    $379,113      $235,312
                                          ===========   ===========  ===========   ===========    ========      ========

(b) For the period May 7, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                     FCE                        FCG                        FCI
                                                 Sub-Account                Sub-Account                Sub-Account
                                          -------------------------- -------------------------- --------------------------
                                              Six                        Six                        Six
                                          Months Ended  Year Ended   Months Ended  Year Ended   Months Ended  Year Ended
                                            June 30,   December 31,    June 30,   December 31,    June 30,   December 31,
                                              2000         1999          2000         1999          2000         1999
                                          ------------ ------------- ------------ ------------- ------------ -------------
 OPERATIONS:
   Net investment income (loss)..........   $ (1,679)     $ (2,671)   $  319,720   $   55,391    $   14,946     $ (3,998)
   Net realized gains (losses)...........     44,424        (9,723)       82,931      136,713        15,043        1,750
   Net unrealized gains (losses).........    (57,884)       87,017      (300,202)     298,397        (9,514)     160,416
                                            --------      --------    ----------   ----------    ----------     --------
       Increase (Decrease) in net assets
        from operations..................   $(15,139)     $ 74,623    $  102,449   $  490,501    $   20,475     $158,168
                                            --------      --------    ----------   ----------    ----------     --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $  2,796      $ 22,461    $   17,976   $   87,199    $  220,437     $ 71,687
     Net transfers between Sub-Accounts
      and Fixed Account..................    (38,758)       28,083       (60,975)    (346,722)      352,515       86,593
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (25,055)       (4,298)      (92,143)     (72,236)      (26,791)     (29,465)
                                            --------      --------    ----------   ----------    ----------     --------
       Net accumulation activity.........   $(61,017)     $ 46,246    $ (135,142)  $ (331,759)   $  546,161     $128,815
                                            --------      --------    ----------   ----------    ----------     --------
   Annuitization Activity:
     Annuitizations......................   $ --          $--         $  --        $  --         $  --          $  8,601
     Annuity payments and account fees...     --           --               (514)     --               (375)        (365)
     Adjustments to annuity reserve......     --           --                118      --                438          470
                                            --------      --------    ----------   ----------    ----------     --------
       Net annuitization activity........   $ --          $--         $     (396)  $  --         $       63     $  8,706
                                            --------      --------    ----------   ----------    ----------     --------
   Increase (Decrease) in net assets from
    contract owner transactions..........   $(61,017)     $ 46,246    $ (135,538)  $ (331,759)   $  546,224     $137,521
                                            --------      --------    ----------   ----------    ----------     --------
     Increase (Decrease) in net assets...   $(76,156)     $120,869    $  (33,089)  $  158,742    $  566,699     $295,689
 NET ASSETS:
   Beginning of period...................    260,902       140,033     3,658,846    3,500,104       689,660      393,971
                                            --------      --------    ----------   ----------    ----------     --------
   End of period.........................   $184,746      $260,902    $3,625,757   $3,658,846    $1,256,359     $689,660
                                            ========      ========    ==========   ==========    ==========     ========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                     GSS                        HYS                        MSS
                                                 Sub-Account                Sub-Account                Sub-Account
                                          -------------------------- -------------------------- --------------------------
                                              Six                        Six                        Six
                                          Months Ended  Year Ended   Months Ended  Year Ended   Months Ended  Year Ended
                                            June 30,   December 31,    June 30,   December 31,    June 30,   December 31,
                                              2000         1999          2000         1999          2000         1999
                                          ------------ ------------- ------------ ------------- ------------ -------------
 OPERATIONS:
   Net investment income (loss).......... $   713,592   $   509,121  $ 1,309,377   $ 1,052,468  $ 4,543,712   $  (206,735)
   Net realized gains (losses)...........     (49,837)      (19,388)    (191,157)      (85,942)   1,373,271       463,826
   Net unrealized gains (losses).........    (174,254)     (948,831)  (1,203,797)     (159,996)  (8,529,739)   10,581,213
                                          -----------   -----------  -----------   -----------  -----------   -----------
       Increase (Decrease) in net assets
        from operations.................. $   489,501   $  (459,098) $   (85,577)  $   806,530  $(2,612,756)  $10,838,304
                                          -----------   -----------  -----------   -----------  -----------   -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.......... $    93,093   $   396,896  $   551,466   $   897,338  $   609,309   $   693,821
     Net transfers between Sub-Accounts
      and Fixed Account..................    (991,307)    2,214,722   (1,098,902)      757,430    2,274,315     1,306,321
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (517,068)     (663,475)    (567,243)     (830,606)    (599,178)     (553,762)
                                          -----------   -----------  -----------   -----------  -----------   -----------
       Net accumulation activity......... $(1,415,282)  $ 1,948,143  $(1,114,679)  $   824,162  $ 2,284,446   $ 1,446,380
                                          -----------   -----------  -----------   -----------  -----------   -----------
   Annuitization Activity:
     Annuitizations...................... $   --        $    80,761  $   --        $    49,893  $   --        $   --
     Annuity payments and account fees...      (2,933)       (1,683)      (9,960)      (32,097)      (5,984)       (7,635)
     Adjustments to annuity reserve......        (524)       (1,719)      (1,022)       11,303       (1,034)          (48)
                                          -----------   -----------  -----------   -----------  -----------   -----------
       Net annuitization activity........ $    (3,457)  $    77,359  $   (10,982)  $    29,099  $    (7,018)  $    (7,683)
                                          -----------   -----------  -----------   -----------  -----------   -----------
   Increase (Decrease) in net assets from
    contract owner transactions.......... $(1,418,739)  $ 2,025,502  $(1,125,661)  $   853,261  $ 2,277,428   $ 1,438,697
                                          -----------   -----------  -----------   -----------  -----------   -----------
     Increase (Decrease) in net assets... $  (929,238)  $ 1,566,404  $(1,211,238)  $ 1,659,791  $  (335,328)  $12,277,001
 NET ASSETS:
   Beginning of period...................  14,158,289    12,591,885   16,416,340    14,756,549   24,985,080    12,708,079
                                          -----------   -----------  -----------   -----------  -----------   -----------
   End of period......................... $13,229,051   $14,158,289  $15,205,102   $16,416,340  $24,649,752   $24,985,080
                                          ===========   ===========  ===========   ===========  ===========   ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                     MIS                        MMS                        NWD
                                                 Sub-Account                Sub-Account                Sub-Account
                                          -------------------------- -------------------------- --------------------------
                                              Six                        Six                        Six
                                          Months Ended  Year Ended   Months Ended  Year Ended   Months Ended  Year Ended
                                            June 30,   December 31,    June 30,   December 31,    June 30,   December 31,
                                              2000        1999(c)        2000         1999          2000        1999(c)
                                          ------------ ------------- ------------ ------------- ------------ -------------
 OPERATIONS:
   Net investment income (loss)..........  $  223,341    $   (9,041) $   286,013   $   449,101   $  114,568    $   (2,495)
   Net realized gains (losses)...........      68,185        42,562      --            --           116,084         4,180
   Net unrealized gains (losses).........    (150,063)      576,430      --            --          (128,146)      330,852
                                           ----------    ----------  -----------   -----------   ----------    ----------
       Increase (Decrease) in net assets
        from operations..................  $  141,463    $  609,951  $   286,013   $   449,101   $  102,506    $  332,537
                                           ----------    ----------  -----------   -----------   ----------    ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $1,058,855    $1,545,594  $ 1,200,356   $ 4,578,279   $  348,954    $   97,352
     Net transfers between Sub-Accounts
      and Fixed Account..................   2,420,040     1,456,383     (235,712)   (5,081,749)     936,377       686,241
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (85,499)     (150,410)  (3,401,323)   (1,932,080)     (72,001)          (22)
                                           ----------    ----------  -----------   -----------   ----------    ----------
       Net accumulation activity.........  $3,393,396    $2,851,567  $(2,436,679)  $(2,435,550)  $1,213,330    $  783,571
                                           ----------    ----------  -----------   -----------   ----------    ----------
   Annuitization Activity:
     Annuitizations......................  $   61,496    $  144,646  $   --        $   142,142   $   51,873    $  --
     Annuity payments and account fees...      (9,146)      --            (7,900)      (13,200)        (554)      --
     Adjustments to annuity reserve......      (2,929)          (66)        (466)       (2,910)      (1,582)      --
                                           ----------    ----------  -----------   -----------   ----------    ----------
       Net annuitization activity........  $   49,421    $  144,580  $    (8,366)  $   126,032   $   49,737    $  --
                                           ----------    ----------  -----------   -----------   ----------    ----------
   Increase (Decrease) in net assets from
    contract owner transactions..........  $3,442,817    $2,996,147  $(2,445,045)  $(2,309,518)  $1,263,067    $  783,571
                                           ----------    ----------  -----------   -----------   ----------    ----------
     Increase (Decrease) in net assets...  $3,584,280    $3,606,098  $(2,159,032)  $(1,860,417)  $1,365,573    $1,116,108
 NET ASSETS:
   Beginning of period...................   3,606,098       --        14,448,162    16,308,579    1,116,108       --
                                           ----------    ----------  -----------   -----------   ----------    ----------
   End of period.........................  $7,190,378    $3,606,098  $12,289,130   $14,448,162   $2,481,681    $1,116,108
                                           ==========    ==========  ===========   ===========   ==========    ==========

(c) For the period April 26, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                     RES                        RGS                 SGS
                                                 Sub-Account                Sub-Account         Sub-Account
                                          -------------------------- -------------------------- ------------
                                              Six                        Six                        Six
                                          Months Ended  Year Ended   Months Ended  Year Ended   Months Ended
                                            June 30,   December 31,    June 30,   December 31,    June 30,
                                              2000         1999          2000         1999        2000(d)
                                          ------------ ------------- ------------ ------------- ------------
 OPERATIONS:
   Net investment income (loss).......... $ 4,617,399   $   821,260   $   42,323    $  (40,465)   $   (11)
   Net realized gains (losses)...........     998,848     1,471,067       51,581       206,592         69
   Net unrealized gains (losses).........  (2,974,790)    6,195,085      (64,642)       48,849        271
                                          -----------   -----------   ----------    ----------    -------
       Increase (Decrease) in net assets
        from operations.................. $ 2,641,457   $ 8,487,412   $   29,262    $  214,976    $   329
                                          -----------   -----------   ----------    ----------    -------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.......... $   664,827   $ 2,291,829   $  132,763    $  609,314    $ 9,931
     Net transfers between Sub-Accounts
      and Fixed Account..................     141,623      (693,664)     (44,291)      344,254     --
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................  (1,600,059)   (1,817,915)     (64,990)     (143,333)    --
                                          -----------   -----------   ----------    ----------    -------
       Net accumulation activity......... $  (793,609)  $  (219,750)  $   23,482    $  810,235    $ 9,931
                                          -----------   -----------   ----------    ----------    -------
   Annuitization Activity:
     Annuitizations...................... $   --        $    17,754   $  --         $   17,630    $--
     Annuity payments and account fees...        (721)         (722)        (587)         (690)    --
     Adjustments to annuity reserve......         (15)          855          (47)          721     --
                                          -----------   -----------   ----------    ----------    -------
       Net annuitization activity........ $      (736)  $    17,887   $     (634)   $   17,661    $--
                                          -----------   -----------   ----------    ----------    -------
   Increase (Decrease) in net assets from
    contract owner transactions.......... $  (794,345)  $  (201,863)  $   22,848    $  827,896    $ 9,931
                                          -----------   -----------   ----------    ----------    -------
     Increase (Decrease) in net assets... $ 1,847,112   $ 8,285,549   $   52,110    $1,042,872    $10,260
 NET ASSETS:
   Beginning of period...................  45,954,171    37,668,622    3,930,904     2,888,032     --
                                          -----------   -----------   ----------    ----------    -------
   End of period......................... $47,801,283   $45,954,171   $3,983,014    $3,930,904    $10,260
                                          ===========   ===========   ==========    ==========    =======

(d) For the period January 1, 2000 (commencement of operations) through June 30, 2000.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                     TRS                        UTS                        GAA
                                                 Sub-Account                Sub-Account                Sub-Account
                                          -------------------------- -------------------------- --------------------------
                                              Six                        Six                        Six
                                          Months Ended  Year Ended   Months Ended  Year Ended   Months Ended  Year Ended
                                            June 30,   December 31,    June 30,   December 31,    June 30,   December 31,
                                              2000         1999          2000         1999          2000         1999
                                          ------------ ------------- ------------ ------------- ------------ -------------
 OPERATIONS:
   Net investment income (loss).......... $ 4,894,465   $ 7,746,171  $ 1,687,316   $ 1,237,438   $  165,812    $  135,245
   Net realized gains (losses)...........    (510,721)     (181,703)     227,904       291,350       26,143         7,500
   Net unrealized gains (losses).........  (3,493,333)   (6,794,002)  (1,407,816)    2,126,467     (127,042)      399,246
                                          -----------   -----------  -----------   -----------   ----------    ----------
       Increase (Decrease) in net assets
        from operations.................. $   890,411   $   770,466  $   507,404   $ 3,655,255   $   64,913    $  541,991
                                          -----------   -----------  -----------   -----------   ----------    ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.......... $   589,775   $ 2,858,711  $   575,987   $ 1,363,693   $   29,552    $  129,985
     Net transfers between Sub-Accounts
      and Fixed Account..................  (4,168,763)       74,433    1,206,715     1,025,946      (41,408)     (122,538)
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................  (2,146,125)   (4,105,250)    (386,301)     (619,970)    (121,369)     (110,545)
                                          -----------   -----------  -----------   -----------   ----------    ----------
       Net accumulation activity......... $(5,725,113)  $(1,172,106) $ 1,396,401   $ 1,769,669   $ (133,225)   $ (103,098)
                                          -----------   -----------  -----------   -----------   ----------    ----------
   Annuitization Activity:
     Annuitizations...................... $   --        $   176,608  $   --        $   152,945   $  --         $  --
     Annuity payments and account fees...     (71,056)     (130,587)     (12,984)       (4,046)     --            --
     Adjustments to annuity reserve......     (10,000)        2,654       (1,083)       (2,035)     --            --
                                          -----------   -----------  -----------   -----------   ----------    ----------
       Net annuitization activity........ $   (81,056)  $    48,675  $   (14,067)  $   146,864   $  --         $  --
                                          -----------   -----------  -----------   -----------   ----------    ----------
   Increase (Decrease) in net assets from
    contract owner transactions.......... $(5,806,169)  $(1,123,431) $ 1,382,334   $ 1,916,533   $ (133,225)   $ (103,098)
                                          -----------   -----------  -----------   -----------   ----------    ----------
     Increase (Decrease) in net assets... $(4,915,758)  $  (352,965) $ 1,889,738   $ 5,571,788   $  (68,312)   $  438,893
 NET ASSETS:
   Beginning of period...................  56,414,186    56,767,151   16,584,482    11,012,694    3,718,432     3,279,539
                                          -----------   -----------  -----------   -----------   ----------    ----------
   End of period......................... $51,498,428   $56,414,186  $18,474,220   $16,584,482   $3,650,120    $3,718,432
                                          ===========   ===========  ===========   ===========   ==========    ==========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                     GGS                        GGR                        GTR
                                                 Sub-Account                Sub-Account                Sub-Account
                                          -------------------------- -------------------------- --------------------------
                                              Six                        Six                        Six
                                          Months Ended  Year Ended   Months Ended  Year Ended   Months Ended  Year Ended
                                            June 30,   December 31,    June 30,   December 31,    June 30,   December 31,
                                              2000         1999          2000         1999          2000         1999
                                          ------------ ------------- ------------ ------------- ------------ -------------
 OPERATIONS:
   Net investment income (loss)..........  $  119,119    $  460,756  $ 2,907,480   $   303,340   $  308,358    $  299,879
   Net realized gains (losses)...........    (109,342)     (122,695)     510,324       452,605       22,225       100,881
   Net unrealized gains (losses).........     (54,803)     (633,342)  (3,748,630)    6,692,595     (258,095)      (86,257)
                                           ----------    ----------  -----------   -----------   ----------    ----------
       Increase (Decrease) in net assets
        from operations..................  $  (45,026)   $ (295,281) $  (330,826)  $ 7,448,540   $   72,488    $  314,503
                                           ----------    ----------  -----------   -----------   ----------    ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $   22,717    $   65,900  $   299,143   $   480,062   $   63,782    $  206,272
     Net transfers between Sub-Accounts
      and Fixed Account..................     176,561      (246,018)   1,411,949     1,749,618      (57,526)     (375,311)
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (69,224)     (223,096)    (416,194)     (448,581)     (69,799)     (170,240)
                                           ----------    ----------  -----------   -----------   ----------    ----------
       Net accumulation activity.........  $  130,054    $ (403,214) $ 1,294,898   $ 1,781,099   $  (63,543)   $ (339,279)
                                           ----------    ----------  -----------   -----------   ----------    ----------
   Annuitization Activity:
     Annuitizations......................  $  --         $  --       $     9,592   $    50,832   $  --         $  --
     Annuity payments and account fees...     --             (1,638)      (2,832)       (1,021)      (3,503)       (6,721)
     Adjustments to annuity reserve......           2            16         (720)       (2,143)        (530)          606
                                           ----------    ----------  -----------   -----------   ----------    ----------
       Net annuitization activity........  $        2    $   (1,622) $     6,040   $    47,668   $   (4,033)   $   (6,115)
                                           ----------    ----------  -----------   -----------   ----------    ----------
   Increase (Decrease) in net assets from
    contract owner transactions..........  $  130,056    $ (404,836) $ 1,300,938   $ 1,828,767   $  (67,576)   $ (345,394)
                                           ----------    ----------  -----------   -----------   ----------    ----------
     Increase (Decrease) in net assets...  $   85,030    $ (700,117) $   970,112   $ 9,277,307   $    4,912    $  (30,891)
 NET ASSETS:
   Beginning of period...................   3,387,421     4,087,538   19,805,246    10,527,939    4,669,681     4,700,572
                                           ----------    ----------  -----------   -----------   ----------    ----------
   End of period.........................  $3,472,451    $3,387,421  $20,775,358   $19,805,246   $4,674,593    $4,669,681
                                           ==========    ==========  ===========   ===========   ==========    ==========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                     RSS                         SIS
                                                 Sub-Account                 Sub-Account
                                          -------------------------- ---------------------------
                                              Six                         Six
                                          Months Ended  Year Ended   Months Ended   Year Ended
                                            June 30,   December 31,    June 30,    December 31,
                                              2000        1999(e)        2000         1999(f)
                                          ------------ ------------- ------------- -------------
 OPERATIONS:
   Net investment income (loss)..........   $ 31,406      $   (716)    $  8,587      $   (657)
   Net realized gains (losses)...........     28,453           840           (6)            3
   Net unrealized gains (losses).........    (43,660)       60,637       (5,867)        3,024
                                            --------      --------     --------      --------
       Increase (Decrease) in net assets
        from operations..................   $ 16,199      $ 60,761     $  2,714      $  2,370
                                            --------      --------     --------      --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $164,808      $ 45,451     $ 25,315      $240,741
     Net transfers between Sub-Accounts
      and Fixed Account..................    243,023       205,489       26,346        --
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (6,326)       (1,620)        (345)       --
                                            --------      --------     --------      --------
       Net accumulation activity.........   $401,505      $249,320     $ 51,316      $240,741
                                            --------      --------     --------      --------
   Annuitization Activity:
     Annuitizations......................   $ --          $--          $ --          $ --
     Annuity payments and account fees...     --           --            --            --
     Adjustments to annuity reserve......     --           --            --            --
                                            --------      --------     --------      --------
       Net annuitization activity........   $ --          $--          $ --          $ --
                                            --------      --------     --------      --------
   Increase (Decrease) in net assets from
    contract owner transactions..........   $401,505      $249,320     $ 51,316      $240,741
                                            --------      --------     --------      --------
     Increase (Decrease) in net assets...   $417,704      $310,081     $ 54,030      $243,111
 NET ASSETS:
   Beginning of period...................    310,801       --           243,111        --
                                            --------      --------     --------      --------
   End of period.........................   $728,505      $310,801     $297,141      $243,111
                                            ========      ========     ========      ========

(e) For the period August 2, 1999 (commencement of operations) through December 31, 1999.
(f) For the period September 10, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the ("Sponsor") (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of certain individual combination fixed/variable annuity contracts. Sale of the Regatta-NY and Regatta Gold-NY contracts commenced on April 1, 1993 and
August 1, 1996, respectively. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of Sun Life Assurance Company of Canada (U.S.), is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

Each year on the contract anniversary, an account administration fee ("Account Fee") of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of the contracts. In no event shall the aggregate withdrawal charges assessed exceed 9% of the purchase payment made under a Regatta-NY contract or 6% of the aggregate purchase payments made under a Regatta Gold-NY contract.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta-NY contracts and 3% for Regatta Gold-NY contracts. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                               Units Transferred
                                                                                    Between              Units Withdrawn,
                           Units Outstanding                                     Sub-Accounts             Surrendered and
                          Beginning of Period         Units Purchased          and Fixed Account            Annuitized
                       ------------------------- ------------------------- ------------------------- -------------------------
                           Six                       Six                       Six                       Six
                       Months Ended  Year Ended  Months Ended  Year Ended  Months Ended  Year Ended  Months Ended  Year Ended
                         June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                           2000         1999         2000         1999         2000         1999         2000         1999
                       ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
 MFS REGATTA CONTRACTS:
 ----------------------------------
 CAS Sub-Account           952,236    1,030,044         577           61        1,831     (26,735 )    (38,435 )    (51,134 )
 MIT Sub-Account           751,259      759,522       1,184        --             245      21,064      (24,873 )    (29,327 )
 GSS Sub-Account           602,006      516,775       --           --         (17,668)    120,671      (25,833 )    (35,440 )
 HYS Sub-Account           258,754      299,433       --           --         (15,144)    (15,972 )    (13,308 )    (24,707 )
 MSS Sub-Account           281,981      294,045         356        --          17,855        (215 )     (8,505 )    (11,849 )
 MMS Sub-Account           471,149      529,219       --           --         138,666      42,161     (107,921 )   (100,231 )
 TRS Sub-Account         1,226,124    1,320,198       2,142           88      (34,449)     (9,988 )    (71,555 )    (84,174 )
 UTS Sub-Account            95,916       88,196       --           --           6,475      11,209       (4,579 )     (3,489 )
 GGS Sub-Account           186,528      219,014       --           --           9,442     (20,497 )     (4,726 )    (11,989 )
 GGR Sub-Account           326,782      327,055       --           --          30,739      11,581       (5,209 )    (11,854 )
 MFS REGATTA GOLD CONTRACTS:
 ----------------------------------
 BDS Sub-Account(a)          2,344       --           3,915        1,642          748         702          (10 )       --
 CAS Sub-Account         1,596,747    1,387,198      50,626      188,906      (62,369)     85,637      (78,092 )    (64,994 )
 COS Sub-Account           423,782      245,193      22,316       53,060       39,076     134,413      (11,293 )     (8,884 )
 MIT Sub-Account         3,305,098    2,936,804      76,278      378,202     (173,449)    124,941     (114,727 )   (134,849 )
 EGS Sub-Account         1,674,168    1,482,470      44,500      140,252      210,405     110,205     (170,422 )    (58,759 )
 EIS Sub-Account(b)         23,813       --           3,220       15,360       10,603       8,484       (1,578 )        (31 )
 FCE Sub-Account            28,793       23,240         454        2,946       (4,704)      3,183       (2,964 )       (576 )
 FCG Sub-Account           246,036      272,201       1,222        6,646       (7,761)    (27,235 )     (6,204 )     (5,576 )
 FCI Sub-Account            53,996       41,872      17,728        7,232       29,261       8,088       (2,137 )     (3,196 )
 GSS Sub-Account           553,951      483,528       8,087       34,691      (64,157)     53,163      (15,405 )    (17,431 )
 HYS Sub-Account           988,547      869,291      44,649       73,815      (65,705)     82,266      (29,227 )    (36,825 )
 MSS Sub-Account           478,856      401,019      21,110       37,591       35,763      53,417       (9,842 )    (13,171 )
 MIS Sub-Account(c)        275,481       --          82,219      149,516      188,995     138,031       (6,366 )    (12,066 )
 MMS Sub-Account           760,178      921,204     106,149      424,895     (172,900)   (511,872 )   (181,100 )    (74,049 )
 NWD Sub-Account(c)         69,746       --          20,576        8,312       52,727      61,436       (4,096 )         (2 )
 RES Sub-Account         2,320,814    2,330,245      33,023      136,515        6,451     (38,961 )    (79,064 )   (106,985 )
 RGS Sub-Account           283,227      222,849      10,335       45,362       (3,010)     26,016       (5,319 )    (11,000 )
 SGS Sub-Account(d)         --           --           1,000        --           --           --           --           --
 TRS Sub-Account         2,196,447    2,154,305      38,569      198,169     (256,467)     15,680      (53,301 )   (171,707 )
 UTS Sub-Account           616,993      529,135      25,077       74,691       42,928      42,317      (10,581 )    (29,150 )
 GAA Sub-Account           259,810      267,873       2,033       10,414       (3,107)     (9,790 )     (8,686 )     (8,687 )
 GGS Sub-Account            89,314       90,226       2,241        6,166        5,541      (1,143 )       (893 )     (5,935 )
 GGR Sub-Account           509,687      402,319      13,715       30,765       26,297      91,578      (12,361 )    (14,975 )
 GTR Sub-Account           310,409      334,013       4,367       14,856       (4,071)    (26,106 )     (4,776 )    (12,354 )
 RSS Sub-Account(e)         23,159       --          12,497        4,409       18,987      18,889         (481 )       (139 )
 SIS Sub-Account(f)         23,978       --           2,490       23,978        2,577        --            (34 )       --


                           Units Outstanding
                             End of Period
                       -------------------------
                           Six
                       Months Ended  Year Ended
                         June 30,   December 31,
                           2000         1999
                       ------------ ------------
 MFS REGATTA CONTRACT
 --------------------
 CAS Sub-Account           916,209      952,236
 MIT Sub-Account           727,815      751,259
 GSS Sub-Account           558,505      602,006
 HYS Sub-Account           230,302      258,754
 MSS Sub-Account           291,687      281,981
 MMS Sub-Account           501,894      471,149
 TRS Sub-Account         1,122,262    1,226,124
 UTS Sub-Account            97,812       95,916
 GGS Sub-Account           191,244      186,528
 GGR Sub-Account           352,312      326,782
 MFS REGATTA GOLD CON
 --------------------
 BDS Sub-Account(a)          6,997        2,344
 CAS Sub-Account         1,506,912    1,596,747
 COS Sub-Account           473,881      423,782
 MIT Sub-Account         3,093,200    3,305,098
 EGS Sub-Account         1,758,651    1,674,168
 EIS Sub-Account(b)         36,058       23,813
 FCE Sub-Account            21,579       28,793
 FCG Sub-Account           233,293      246,036
 FCI Sub-Account            98,848       53,996
 GSS Sub-Account           482,476      553,951
 HYS Sub-Account           938,264      988,547
 MSS Sub-Account           525,887      478,856
 MIS Sub-Account(c)        540,329      275,481
 MMS Sub-Account           512,327      760,178
 NWD Sub-Account(c)        138,953       69,746
 RES Sub-Account         2,281,224    2,320,814
 RGS Sub-Account           285,233      283,227
 SGS Sub-Account(d)          1,000       --
 TRS Sub-Account         1,925,248    2,196,447
 UTS Sub-Account           674,417      616,993
 GAA Sub-Account           250,050      259,810
 GGS Sub-Account            96,203       89,314
 GGR Sub-Account           537,338      509,687
 GTR Sub-Account           305,929      310,409
 RSS Sub-Account(e)         54,162       23,159
 SIS Sub-Account(f)         29,011       23,978

(a) For the period May 27, 1999 (commencement of operations) through December 31, 1999.

(b) For the period May 7, 1999 (commencement of operations) through December 31, 1999.

(c) For the period April 26, 1999 (commencement of operations) through December 31, 1999.

(d) For the period January 1, 2000 (commencement of operations) through June 30, 2000.

(e) For the period August 2, 1999 (commencement of operations) through December 31, 1999.

(f) For the period September 10, 1999 (commencement of operations) through December 31, 1999.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners in Sun Life (N.Y.) Variable Account C
    and the Board of Directors of Sun Life Insurance and Annuity Company of New
  York:

We have audited the accompanying statement of condition of Bond Sub-Account, Capital Appreciation Sub-Account, Capital Opportunities Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Equity Income Sub-Account, MFS/Foreign & Colonial Emerging Markets Equity Sub-Account, International Growth Sub-Account, International Growth and Income Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, New Discovery Sub-Account, Research Equity Sub-Account, Research Growth and Income Sub-Account, Strategic Growth Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Global Asset Allocation Sub-Account, Global Governments Sub-Account, Global Growth Sub-Account, Global Total Return Sub-Account, Research International Sub-Account, and Strategic Income Sub-Account of Sun Life (N.Y.) Variable Account C (the "Sub-Accounts") as of June 30, 2000, the related statement of operations for the six months then ended and the statements of changes in net assets for the six months ended June 30, 2000 and the year ended December 31, 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of June 30, 2000 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 11, 2000

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.